Consolidated Statement of Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net revenue:
Dialysis Care Revenue	$ 3,696,766,000	$ 3,453,921,000	$ 7,221,630,000	$ 6,742,932,000
Less: Patient service bad debt provision	125,731,000	109,123,000	236,255,000	215,730,000
Net Dialysis Care	3,571,035,000	3,344,798,000	6,985,375,000	6,527,202,000
Dialysis Products Revenue	849,454,000	853,938,000	1,640,442,000	1,631,461,000
Net revenue	4,420,489,000	4,198,736,000	8,625,817,000	8,158,663,000
Costs of revenue:
Dialysis Care Cost of Revenue	2,642,815,000	2,481,703,000	5,187,075,000	4,897,432,000
Dialysis Products Cost of Revenue	379,144,000	419,766,000	722,563,000	779,914,000
Cost of revenues	3,021,959,000	2,901,469,000	5,909,638,000	5,677,346,000
Gross profit	1,398,530,000	1,297,267,000	2,716,179,000	2,481,317,000
Operating expenses:
Selling, general and administrative	732,147,000	722,618,000	1,490,602,000	1,377,534,000
Research and development	38,764,000	34,483,000	76,238,000	65,421,000
Income from at equity method investees	(13,471,000)	(6,797,000)	(32,042,000)	(13,001,000)
Operating income	641,090,000	546,963,000	1,181,381,000	1,051,363,000
Other (income) expense:
Interest income	17,416,000	13,169,000	28,497,000	73,109,000
Interest expense	119,912,000	115,127,000	236,282,000	277,175,000
Income before income taxes	538,594,000	445,005,000	973,596,000	847,297,000
Income tax expense	168,395,000	135,372,000	306,700,000	273,233,000
Net Income	370,199,000	309,633,000	666,896,000	574,064,000
Less: Net income attributable to noncontrolling interests	76,249,000	68,865,000	144,930,000	123,748,000
Net Income attributable to the Company	$ 293,950,000	$ 240,768,000	$ 521,966,000	$ 450,316,000